Equity	12 Months Ended
Mar. 31, 2024
Disclosure Of Equity [Abstract]
Equity

2.15 Equity

Accounting policy

Ordinary Shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares, share options and buyback are recognized as a deduction from equity, net of any tax effects.

Treasury Shares

When any entity within the Group purchases the company's ordinary shares, the consideration paid including any directly attributable incremental cost is presented as a deduction from total equity, until they are cancelled, sold or reissued. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is transferred to/ from share premium.

Share capital and share premium

The amount received in excess of the par value has been classified as share premium. Additionally, share-based compensation recognized in the consolidated statement of comprehensive income is credited to share premium. Amounts have been utilized for bonus issue and share buyback from share premium account.

The Company has only one class of shares referred to as equity shares having a par value of ₹5/-.

Retained earnings

Retained earnings represent the amount of accumulated earnings of the Group.

Other Reserves

The Special Economic Zone Re-investment reserve has been created out of the profit of the eligible SEZ unit in terms of the provisions of Sec 10AA (1)(ii) of Income Tax Act, 1961. The reserve should be utilized by the Company for acquiring new plant and machinery for the purpose of its business in terms of the provisions of the Sec 10AA (2) of the Income Tax Act, 1961.

Capital Redemption Reserve

In accordance with section 69 of the Indian Companies Act, 2013, the Company creates capital redemption reserve equal to the nominal value of the shares bought back as an appropriation from general reserve/retained earnings.

Cash flow hedge reserve

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedging reserve. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the net profit in the consolidated statement of comprehensive income upon the occurrence of the related forecasted transaction.

Other components of equity

Other components of equity include currency translation, re-measurement of net defined benefit liability/asset, fair value changes of equity instruments fair valued through other comprehensive income, changes on fair valuation of investments, net of taxes.

2.15.1 Voting

Each holder of equity shares is entitled to one vote per share. The equity shares represented by American Depositary Shares (ADS) carry similar rights to voting and dividends as the other equity shares. Each ADS represents one underlying equity share.

2.15.2 Liquidation

In the event of liquidation of the company, the holders of shares shall be entitled to receive any of the remaining assets of the company, after distribution of all preferential amounts. However, no such preferential amounts exist currently, other than the amounts held by irrevocable controlled trusts. The amount distributed will be in proportion to the number of equity shares held by the shareholders. For irrevocable controlled trusts, the corpus would be settled in favor of the beneficiaries.

2.15.3 Share options

There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.

2.15.4 Share capital and share premium

The Company has only one class of shares referred to as equity shares having a par value of ₹5/- each. 10,916,829 shares and 12,172,119 shares were held by controlled trust, as at March 31, 2024 and March 31, 2023, respectively.

Capital Allocation Policy

The present capital allocation policy effective fiscal 2020 is to pay approximately 85% of the free cash flow cumulatively over a 5-year period through a combination of semi-annual dividends and/or share buyback and/or special dividends, subject to applicable laws and requisite approvals, if any.

Effective fiscal 2025, the Company expects to continue its policy of returning approximately 85% of the free cash flow cumulatively over a 5-year period through a combination of semi-annual dividends and/or share buyback/ special dividends subject to applicable laws and requisite approvals, if any. Under this policy, the Company expects to progressively increase its annual dividend per share (excluding special dividend if any).

Free cash flow is defined as net cash provided by operating activities less capital expenditure as per the consolidated statement of cash flows prepared under IFRS. Dividend and buyback include applicable taxes.

Buyback completed in February 2023

In line with the capital allocation policy, the Board, at its meeting held on October 13, 2022, approved the buyback of equity shares, from the open market route through the Indian stock exchanges, amounting to ₹9,300 crore (Maximum Buyback Size, excluding buyback tax) at a price not exceeding ₹1,850 per share (Maximum Buyback Price), subject to shareholders' approval by way of Postal Ballot.

The shareholders approved the proposal of buyback of Equity Shares recommended by its Board of Directors by way of e-voting on the postal ballot, the results of which were declared on December 3, 2022. The buyback was offered to all equity shareholders of the Company (other than the Promoters, the Promoter Group and Persons in Control of the Company) under the open market route through the stock exchange. The buyback of equity shares through the stock exchange commenced on December 7, 2022, and was completed on February 13, 2023. During this buyback period the Company had purchased and extinguished a total of 60,426,348 equity shares from the stock exchange at a volume weighted average buyback price of ₹1,539.06/- per equity share comprising 1.44% of the pre buyback paid-up equity share capital of the Company. The buyback resulted in a cash outflow of ₹9,300 crore (excluding transaction costs and tax on buyback) ($1,130 million). The Company funded the buyback from its free reserves including Securities Premium as explained in Section 68 of the Companies Act, 2013.

In accordance with section 69 of the Companies Act, 2013, as of March 31, 2023, the Company has created ‘Capital Redemption Reserve’ of $3 million equal to the nominal value of the shares bought back as an appropriation from general reserve and retained earnings.

Buyback completed in September 2021

In line with the capital allocation policy, the Board, at its meeting held on April 14, 2021, approved the buyback of equity shares, from the open market route through the Indian stock exchanges, amounting to ₹9,200 crore (Maximum Buyback Size, excluding buyback tax) at a price not exceeding ₹1,750 per share (Maximum Buyback Price), subject to shareholders' approval.

The shareholders approved the proposal of buyback of equity shares recommended by the Board at our annual general meeting held on June 19, 2021. The buyback was offered to all equity shareholders of the Company (other than the Promoters, the Promoter Group and Persons in Control of the Company) under the open market route through the stock exchange. The buyback of equity shares through the stock exchange commenced on June 25, 2021, and was completed on September 8, 2021. During this buyback period the company purchased and extinguished a total of 55,807,337 equity shares from the stock exchange at a volume weighted average buyback price of ₹1,648.53/- per equity share comprising 1.31% of the pre buyback paid up equity share capital of the Company. The buyback resulted in a cash outflow of ₹9,200 crore (excluding transaction costs and tax on buyback) ($1,243 million). The Company funded the buyback from its free reserves including Securities Premium as explained in Section 68 of the Indian Companies Act, 2013.

In accordance with section 69 of the Indian Companies Act, 2013, as of March 31, 2022, the company had created ‘Capital Redemption Reserve’ amounting to $4 million equal to the nominal value of the shares bought back as an appropriation from general reserve.

Dividends

The final dividend on shares is recorded as a liability on the date of approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the company's Board of Directors. Income tax consequences of dividends on financial instruments classified as equity will be recognized according to where the entity originally recognized those past transactions or events that generated distributable profits.

The Company declares and pays dividends in Indian rupees. Companies are required to pay/distribute dividend after deducting applicable taxes. The remittance of dividends outside India is governed by Indian law on foreign exchange and is also subject to withholding tax at applicable rates.

The following table provides details of per share dividend recognized during fiscal 2024, 2023 and 2022:

	Fiscal 2024	Fiscal 2023	Fiscal 2022
Dividend per Equity Share (₹)
Interim dividend(2)	18.00	16.50	15.00
Final dividend(3)	17.50	16.00	15.00
Dividend per Equity Share/ADS ($)(1)
Interim dividend(2)	0.22	0.20	0.20
Final dividend(3)	0.21	0.21	0.20

(1)
Converted at the monthly exchange rate in the month of declaration of dividend
(2)
Represents interim dividend for the respective fiscal year
(3)
Represents final dividend for the preceding fiscal year

During fiscal 2024, on account of the final dividend for fiscal 2023 and interim dividend for fiscal 2024, the Company incurred a net cash outflow of approximately $1,777 million (excluding dividend paid on treasury shares). The payouts for dividend during fiscal 2023 and fiscal 2022 were $1,697 million and $1,703 million (excluding dividend paid on treasury shares), respectively.

The Board of Directors in their meeting held on April 18, 2024 recommended a final dividend of ₹20/- per equity share (approximately $0.24 per equity share) for the fiscal year ended March 31, 2024 and a special dividend of ₹8/- per equity share (approximately $0.10 per equity share). The payment is subject to the approval of shareholders in the AGM of the Company to be held on June 26, 2024 and if approved, would result in a net cash outflow of approximately $1,390 million (excluding dividend paid on treasury shares).